SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS (Tables)	9 Months Ended
Mar. 31, 2023
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Schedule of transactions between the group and related parties, and the related balances owed

		Value of transactions for the period ended
Party	Transaction type	03/31/2023	03/31/2022
Joint ventures and associates	Sales and services	24,927,813	16,131,780
Joint ventures and associates	Purchases of goods and services	(48,561,129)	(38,629,702)
Key management personnel	Salaries, social security benefits and other benefits	(3,963,332)	(2,901,240)
Key management personnel	Sales and services	572,136	-
Shareholders and other related parties	Sales of goods and services	597,950	311,434
Shareholders and other related parties	Purchases of goods and services	(2,239,972)	(1,606,911)
Shareholders and other related parties	In-kind contributions	1,429,089	1,744,496
Shareholders and other related parties	Net loans granted/(cancelled)	—	191,085
Shareholders and other related parties	Interest gain	19,513	1,803
Parent company and related parties to Parent (Note 8.6)	Interest expenses	(426,667)	(638,132)
Total		(27,644,599)	(25,395,387)

		Amounts receivable from related parties
Party	Transaction type	03/31/2023	06/30/2022
Shareholders and other related parties	Trade debtors	—	640,258
Shareholders and other related parties	Other receivables	4,247,233	1,182
Joint ventures and associates	Trade debtors	1,640,148	22,429
Joint ventures and associates	Other receivables	5,769,441	2,987,765
Total		11,656,822	3,651,634

		Amounts payable to related parties
Party	Transaction type	03/31/2023	06/30/2022
Parent company and related parties to Parent	Trade creditors	(312,804)	(670,730)
Parent company and related parties to Parent	Net loans payables	(6,535,306)	(6,657,266)
Key management personnel	Salaries, social security benefits and other benefits	(75,783)	(281,347)
Shareholders and other related parties	Trade and other payables	(10,300)	(44,579)
Joint ventures and associates	Trade creditors	(37,118,704)	(29,082,325)
Total		(44,052,897)	(36,736,247)